Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Net fees paid for services provided	$ 4.2	$ 1.8	$ 4.9
Tax payment related to disposal	$ 3.5	$ 9.4	$ 4.4